LEASES (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Apr. 01, 2023	Feb. 15, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Sep. 01, 2023
Lease term			12 months
Operating lease expense			$ 251,846	$ 76,383
Right of use asset			$ 1,420,803		$ 194,112
Titan Trucking LLC [Member]
Lease expiration date							Jan. 15, 2025
Straight rent		$ 8,479
Operating lease expense					112,753	$ 112,198	$ 211,963
Right of use asset					$ 194,112	$ 276,370
Payments for rent		8,251
Titan Trucking LLC [Member] | Subsequent Event [Member]
Lease expiration date	Mar. 31, 2028
Straight rent	$ 33,564
Troy Michigan [Member]
Lease term			62 months
Lease expiration date			Jan. 15, 2025
Lease payment		$ 8,251
Straight rent			$ 8,479
Operating lease expense			135,656
Detroit Michigan [Member]
Lease term	60 months
Lease expiration date	Mar. 31, 2028
Straight rent			29,113
Operating lease expense			1,572,000
Renewal term								5 years
Right of use asset			$ 1,411,851